Related Parties (Details) - EBP 013 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 4,538,837	$ 3,934,128
Administrative expense	3,397	3,480
Administrative expense, salaries and benefits	484	466
Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expense	290	290
Money market funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 19,599,000	$ 12,174,000
Macy's, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Concentration of investment at fair value to total investments, percentage	3.00%	3.00%